Loss per Share - Schedule of loss per Share (Details) - shares	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Earnings per share [Abstract]
Basic weighted average number of common shares outstanding	118,593,637	85,052,418	114,664,155	84,614,638
Diluted weighted average common shares outstanding	118,593,637	85,052,418	114,664,155	84,614,638